Assets and Liabilities Measured at Non Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses as a result of measuring assets at fair value on a non-recurring basis	$ 23	$ 23	$ 32
Long-Lived Assets Held and Used
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses as a result of measuring assets at fair value on a non-recurring basis		23	31
Long Lived Assets Held For Sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses as a result of measuring assets at fair value on a non-recurring basis		$ 0	$ 1